Material Agreements (Details Narrative) - USD ($)						1 Months Ended					12 Months Ended
	May 31, 2023	Feb. 28, 2023	Oct. 13, 2022	Jul. 08, 2022	Feb. 22, 2022	May 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Feb. 28, 2022	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jan. 31, 2022	Jan. 14, 2022
JHU - APL Technology License Agreement [Member]
Warrant percent										5.00%
Royalty percent										8.00%
Percentage of sublicense										50.00%
Maintenance fee										$ 1,500
Royalty payments												$ 80,000	$ 20,000
JHU - APL Technology License Agreement [Member] | Year Twenty Twenty Two [Member]
Royalty payments										20,000
JHU - APL Technology License Agreement [Member] | Year Twenty Twenty Three [Member]
Royalty payments										80,000
JHU - APL Technology License Agreement [Member] | Year Twenty Twenty Four [Member]
Royalty payments										$ 300,000
JHU - APL Technology License Agreement [Member] | Forecast [Member]
Royalty payments											$ 300,000
New License Agreement [Member]
Royalty payments	$ 275,000
Common stock issued				39,879				39,879
Accrued royalty expenses												0	0
New License Agreement [Member] | From Two Thousand And Twenty Three Through Two Thousand And Twenty Seven [Member]
License payments	275,000					$ 275,000
New License Agreement [Member] | 2022 [Member]
Royalty payments								$ 30,000
New License Agreement [Member] | 2023 [Member]
Royalty payments						60,000		80,000
New License Agreement [Member] | 2024 and Beyond [Member]
Royalty payments								$ 300,000
New License Agreement [Member] | July 2023 [Member]
Royalty payments						75,000
New License Agreement [Member] | 2025 [Member]
Royalty payments						75,000
New License Agreement [Member] | 2026 [Member]
Royalty payments						75,000
New License Agreement [Member] | 2027 [Member]
Royalty payments						$ 50,000
New License Agreement [Member] | 2024 [Member]
Accrued royalty expenses														$ 225,000
New License Agreement [Member] | Year Twenty Twenty Two [Member]
Royalty payments	60,000			$ 30,000
New License Agreement [Member] | Year Twenty Twenty Three [Member]
Royalty payments	75,000			60,000
Accrued royalty expenses												60,000
New License Agreement [Member] | Year Twenty Twenty Four [Member]
Royalty payments				$ 300,000
New License Agreement [Member] | Year Twenty Twenty Five [Member]
Royalty payments	75,000
New License Agreement [Member] | Year Twenty Twenty Six [Member]
Royalty payments	75,000
New License Agreement [Member] | Year Twenty Twenty Seven [Member]
Royalty payments	$ 50,000
New License Agreement [Member] | Maximum [Member]
Percentage of sublicense				50.00%				50.00%
New License Agreement [Member] | Minimum [Member]
Sublicense fee based on revenue				25.00%				25.00%
New License Agreement [Member] | Internally Development Drug Projects [Member]
Royalty percent				3.00%				3.00%
New License Agreement [Member] | Other Parties [Member]
Royalty percent				8.00%				8.00%
George Washington University - Beta2-spectrin siRNA License Agreement [Member]
Royalty percent															3.00%	3.00%
License initiation fee															$ 20,000
Licence initiation fee																$ 20,000
Johns Hopkins University - Mebendazole License Agreement [Member]
Royalty percent					3.50%				3.50%
Accrued royalty expenses												10,000	242,671	$ 15,000
Upfront licence fee					$ 250,000				$ 250,000
License fee initial payment		$ 200,000			50,000				50,000
Annual minimum royalty payment					250,000				250,000
Johns Hopkins University - Mebendazole License Agreement [Member] | IPO [Member]
License fee payment made after IPO									200,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2022 [Member]
Royalty payments									5,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2023 [Member]
Royalty payments									10,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2025 [Member]
Royalty payments									30,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2026 [Member]
Royalty payments									50,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2024 [Member]
Royalty payments									$ 20,000
Johns Hopkins University - Mebendazole License Agreement [Member] | Year Twenty Twenty Three [Member]
Royalty payments					5,000
Johns Hopkins University - Mebendazole License Agreement [Member] | Year Twenty Twenty Four [Member]
Royalty payments					10,000
Johns Hopkins University - Mebendazole License Agreement [Member] | Year Twenty Twenty Five [Member]
Royalty payments					20,000
Johns Hopkins University - Mebendazole License Agreement [Member] | Year Twenty Twenty Six [Member]
Royalty payments					30,000
Johns Hopkins University - Mebendazole License Agreement [Member] | Year Twenty Twenty Seven [Member]
Royalty payments					$ 50,000
Johns Hopkins University - Prodrug License Agreement [Member]
Royalty percent			4.00%				4.00%
Upfront licence fee			$ 100,000				$ 100,000
Annual minimum royalty payment			150,000				150,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2026 [Member]
Royalty payments							5,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2027 [Member]
Royalty payments							10,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2028 [Member]
Royalty payments							20,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2029 [Member]
Royalty payments							30,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2030 [Member]
Royalty payments							$ 50,000
Johns Hopkins University - Prodrug License Agreement [Member] | Year Twenty Twenty Seven [Member]
Royalty payments			5,000
Johns Hopkins University - Prodrug License Agreement [Member] | Year Twenty Twenty Eight [Member]
Royalty payments			10,000
Johns Hopkins University - Prodrug License Agreement [Member] | Year Twenty Twenty Nine [Member]
Royalty payments			20,000
Johns Hopkins University - Prodrug License Agreement [Member] | Year Twenty Thirty [Member]
Royalty payments			30,000
Johns Hopkins University - Prodrug License Agreement [Member] | Year Twenty Thirty One [Member]
Royalty payments			$ 50,000
License Agreement [Member]
Accrued expense												$ 0	$ 133,238